Contents of Significant Accounts - Purpose for Repurchase and Changes in Treasury Stock (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Beginning balance		480,000
Increase		220,000
Decrease		700,000
Transfer to employees [member]
Disclosure of classes of share capital [line items]
Beginning balance		200,000
Increase	105,000
Decrease	105,000	200,000
Maintain credit and stockholders' rights and interests [member]
Disclosure of classes of share capital [line items]
Beginning balance		280,000
Increase		220,000
Decrease		500,000